Issued capital and reserves	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Issued capital and reserves
16. Issued capital and reserves

	Number of Ordinary Shares	Ordinary share capital	Share premium
	Number	£’000s	£’000s
Ordinary share capital
As at January 1, 2018	71,094,974	213	118,227
Issued on June 1, 2018 for public offering	50,076	—	150
Issued on August 3, 2018 for exercise of share options	10,000	—	13
Issued on October 22, 2018 for exercise of share options	85,222	1	110
Transaction costs for issued share capital	—	—	(8)

As at December 31, 2018	71,240,272	214	118,492

Issued on April 23, 2019 for Mereo BioPharma 5, Inc	24,783,320	74	—
Issued on June 21, 2019 for conversion of loan note	1,936,030	6	3,953
Transaction costs for issued share capital	—	—	(761)

As at December 31, 2019	97,959,622	294	121,684

Issued on February 11, 2020 for Securities Purchase Agreement	11,432,925	34	2,287
Issued on February 11, 2020 for Securities Purchase Agreement	2,862,595	9	224
Issued on February 20, 2020 for Securities Purchase Agreement	12,252,715	37	2,267
Issued on June 4, 2020 for private placement of ordinary shares	89,144,630	267	15,244
Transaction costs for issued share capital	—	—	(1,307)
Issued on June 30, 2020 for conversion of the Loan Notes	125,061,475	375	21,386
Conversion of warrants on December 23, 2020	239,179	1	—

As at December 31, 2020	338,953,141	1,017	161,785

Since January 1, 2018, the following alterations to the Company’s share capital have been made. For each share issuance, ordinary shares of £0.003 in nominal value in the capital of the Company were issued.

•	Under the public offering dated June 1, 2018, the Company issued and allotted 50,076 ordinary shares at a price of £3.00 per share to investors. Gross cash received was £0.2 million;

•	On August 3, 2018 the Company issued and allotted 10,000 ordinary shares pursuant to an exercise of employee share options;

•	On October 22, 2018 the Company issued and allotted 85,222 ordinary shares pursuant to an exercise of employee share options;

•
On April 23, 2019, the Company issued and allotted 24,783,320 ordinary shares as consideration for the acquisition of Mereo BioPharma 5, Inc. The fair value of the ordinary shares, measured on the date of acquisition, was £1.65;

•
On June 21, 2019, Novartis converted £2.4 million of loan notes dated June 3, 2016 into 1,071,042 ordinary shares at a fixed conversion price of £2.21 per share. Under the terms of the notes, Novartis also received 864,988 bonus shares.

•
On February 11, 2020, the Company issued and allotted 11,432,925 ordinary shares at a price of £0.20 per share to Aspire Capital Fund, LLC

(“Aspire Capital”). Gross cash received was £2.3 million. Aspire Capital has also committed to subscribe for up to an additional $25 million of ordinary shares exchangeable for ADSs from time to time during a 30-month period at the Company’s request. In consideration for this, the Group paid Aspire Capital a commission satisfied through a non-cash transaction wholly by the issue of a further 2,862,595 of the Company’s ordinary shares (equivalent to 572,519 ADSs)
 at a price of £0.08.

•	On February 20, 2020, the Company issued and allotted 12,252,715 ordinary shares at a price of £0.19 per share. Gross cash received was £2.3 million;

•
On June 4, 2020,
 the Company issued and allotted 89,144,630 ordinary shares at a price of £0.174 per share to investors. Gross cash received was £15.5 million. The ordinary shares were in substance issued at a discount to the gross cash received. The fair value of the consideration of the ordinary shares was determined to be £13.4 million and therefore the ordinary shares were in substance issued at a discount of £2.1 million, which was recorded as a reduction to other reserves (other reserves represent amounts that relate to changes to the Company’s paid up equity and which are not capital reserves) in the consolidated statement of changes in equity.
 The incremental directly attributable transaction costs in relation to the issue of the ordinary shares were included within share premium;

•	On June 30, 2020, the Company issued and allotted 125,061,475 ordinary shares at a price of £0.174 per share to investors on conversion of the Loan Notes. The legal proceeds were £21.8 million; and

•
On December 23, 2020, 690,205 Warrants (equivalent to 138,041 ADSs) were exercised. This transaction was completed by way of a cashless exercise resulting in 47,835 ADSs being issued at the aggregate nominal value of
the ordinary shares underlying the ADSs issued, in place of the exercise price of £0.348 per ordinary share.

Other capital reserves

	Shares to be issued	Share- based payments	Equity component of convertible loan	Other Warrants issued	Merger reserve	Other reserve	Total
	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s
At January 1, 2018	1,590	14,459	310	—	—	—	16,359
Share-based payments expense during the year	—	2,302	—	—	—	—	2,302
Share-based payments release for exercise of options	—	(112)	—	—	—	—	(112)
Issuance of warrants	—	—	—	44	—	—	44

At December 31, 2018	1,590	16,649	310	44	—	—	18,593

At January 1, 2019	1,590	16,649	310	44	—	—	18,593
Acquisition of Mereo BioPharma 5, Inc	—	—	—	—	40,818	—	40,818
Shares issued during the year	(1,590)	—	—	—	—	—	(1,590)
Convertible loan conversion	—	—	(310)	—	—	—	(310)
Share-based payments expense during the year	—	1,636	—	—	—	—	1,636

At December 31, 2019	—	18,285	—	44	40,818	—	59,147

At January 1, 2020	—	18,285	—	44	40,818	—	59,147
Share-based payments expense during the period	—	1,558	—	—	—	—	1,558
Novartis convertible loan instrument and warrants	—	—	1,084	—	—	—	1,084
Conversion of the Loan Notes	—	—	—	—	—	33,104	33,104
Reclassification of the embedded derivative	—	—	33,481	—	—	—	33,481

At December 31, 2020	—	19,843	34,565	44	40,818	33,104	128,374

Shares to be issued
At January 1, 2019, a maximum of 864,988 shares were remaining to be issued to Novartis pro-rata
to their percentage shareholding as and when the Company issued further ordinary shares. The fair value of these shares was £1.84 per share.
On June 21, 2019, the remaining 864,988 shares were issued to Novartis as fully paid up bonus shares for £nil consideration. There were no movement in this reserve in 2020 and the balance on January 1, 2020 and December 31, 2020 were £ nil.
Share-based payments
The Group has various share option schemes under which options to subscribe for the Group’s shares have been granted to certain executives, non-executive
directors (“NEDs”) and employees.
The share-based payment reserve is used to recognize (i) the value of equity settled share-based payments provided to employees, including key management personnel, as part of their remuneration and (ii) deferred equity consideration. Refer to Note 24 for further details.
Equity component of convertible loan instrument
The convertible loan notes issued to Novartis are a compound instrument consisting of a liability and an equity component. The value of the equity component (cost of the conversion option) as at December 31, 2020 is £1.08 million (December 31, 2019: £nil).
On June 30, 2020, the Loan Notes in an aggregate principal amount of £21.8 million (together with accrued interest) were automatically converted into 125,061,475 ordinary shares. This resulted in £33.5 million recognized in other reserves in equity as a difference between the share capital and share premium recognized on conversion and the carrying value of the financial liability extinguished. See Note 17.
Other Warrants issued
The funding arrangements with The
Alpha-1
Project are a compound instrument consisting of a liability and an equity component. The value of the equity component (consideration received for the warrants) as at December 31, 2020 and 2019 is less than £ 0.1 million.
Merger reserve
The consideration paid to acquire Mereo BioPharma 5, Inc
.
was 24,783,320 ordinary shares with an acquisition date fair value of £40.9 million, based on the Group’s quoted share price. The nominal value of the issued capital was £0.1 million with the excess, £40.8 million, classified within other capital reserves as a ‘Merger reserve’.
Other reserves
On June 30, 2020, the Company issued and allotted 125,061,475 ordinary shares of £0.003 in nominal value in the capital of the Company at a price of £0.174 per share to investors following the partial conversion of the Loan Notes. The legal proceeds were £21.8 million. This resulted in £33.1 million recognized in other reserves as a difference between the carrying value of the financial liability extinguished and the legal proceeds.

Accumulated loss

	Year ended December 31,
	2020	2019	2018
	£’000s	£’000s	£’000s
Other reserves	5,001	7,000	7,000
Accumulated losses	(309,693)	(146,065)	(111,221)

Other reserves represent a capital reduction undertaken in 2016 which created a reserve of £7.0 million. On June 3, 2020 the Company issued and allotted 89,144,630 ordinary shares to investors. The difference between the gross proceeds, £15.5 million, and the fair value of the consideration of the ordinary shares, £13.4 million, of £2.1 million, was recognized as a reduction to other reserves.